Income and Social Contribution Taxes (Details) - Schedule of Deferred Income Tax and Social Contribution Tax Assets and Liabilities - BRL (R$)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Assets
Tax loss carryforwards (NOL)		R$ 48,594	R$ 43,362
Biological assets		3,136	3,966
Financial lease		26,676	19,299
Contingency, bonuses and fair value		35,614	33,737
Derivative financial instruments			2,917
Allowance for expected credit losses		726	759
Difference in cost of farms		170	170
Provision of other accounts payable and receivable		977	2,732
Impairment of investment	[1]	1,654
Subscription warrant		675	4,475
Total non-current assets		118,222	111,417
Liabilities
Biological assets		19,983	61,764
Derivative financial instruments		8,810
Surplus on investment		1,733	1,733
Costs of transactions		1,796	2,332
Provision of residual value and useful life of PPE assets		5,450	5,017
Accelerated depreciation of assets for rural activity		52,524	50,514
Deferred taxes on surplus value of PPE and investment property – Acquisition of Agrifirma		18,440	20,567
Others			55
Total non-current liabilities		108,736	141,982
Net balance		9,486	(30,565)
Net deferred assets		30,140	4,360
Net deferred liabilities		R$ (20,654)	R$ (34,925)

[1]	Note 25. viii